Document And Entity Information	Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	UCOMMUNE INTERNATIONAL LTD
Document Type	POS AM
Amendment Flag	true
Amendment Description	On March 18, 2021, Ucommune International Ltd (the “Company”) filed a registration statement on Form F-1 (File No. 333-254442) (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”) to register for resale by the selling shareholders identified in the prospectus and for issuance by us an aggregate of 6,030,670 Class A ordinary shares, par value US$0.0001 per share, 8,015,623 Class A ordinary shares, par value US$0.0001 per share, issuable upon exercise of warrants, 333,002 Class A ordinary shares, par value US$0.0001 per share, underlying the unit purchase options, 333,002 warrants to purchase Class A ordinary shares, par value US$0.0001 per share, underlying the unit purchase options, 166,501 Class A ordinary shares, par value US$0.0001 per share, issuable upon exercise of warrants underlying the unit purchase options, 333,002 rights to convert to Class A ordinary shares, par value US$0.0001 per share, underlying the unit purchase options, and 33,300 Class A ordinary shares, par value US$0.0001 per share, issuable upon conversion of the rights underlying the unit purchase options. The Registration Statement was declared effective by the SEC on March 22, 2021.This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) to the Registration Statement is being filed to (i) include information contained in the registrant’s Annual Report on Form 20-F for the fiscal year ended December 31, 2020, which was filed with the SEC on May 17, 2021, (ii) add 34 additional selling shareholders to the Registration Statement and register the resale of an aggregate of 2,000,000 additional Class A ordinary shares of the Company held by these 34 additional selling shareholders, and (iii) update certain other information in the Registration Statement.The information included in this filing amends the Registration Statement and the prospectus contained therein.
Entity Central Index Key	0001821424
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9